24. Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	1,073,000	1,645,000
Number of shares exercised	(699,000)	(374,000)
Total number of shares in effect	2,539,000	2,394,000	1,267,000
Series A6 - Gold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2012
First date of exercise		Mar. 31, 2015
Expiration date		Mar. 31, 2016
Price at the grant date | R$		R$ 0.01
Price at the end of the year | R$		R$ 0.01
Number of shares granted		526,000
Number of shares exercised		(490,000)
Number of shares not exercised by dismissal		(36,000)
Total number of shares in effect		0
Series A6 - Silver
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2012
First date of exercise		Mar. 31, 2015
Expiration date		Mar. 31, 2016
Price at the grant date | R$		R$ 64.13
Price at the end of the year | R$		R$ 64.13
Number of shares granted		526,000
Number of shares exercised		(490,000)
Number of shares not exercised by dismissal		(36,000)
Total number of shares in effect		0
Series A7 - Gold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2013
First date of exercise		Mar. 31, 2016
Expiration date		Mar. 31, 2017
Price at the grant date | R$		R$ 0.01
Price at the end of the year | R$		R$ 0.01
Number of shares granted		358,000
Number of shares exercised		(231,000)
Number of shares not exercised by dismissal		(43,000)
Total number of shares in effect		84,000
Series A7 - Silver
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		Mar. 15, 2013
First date of exercise		Mar. 31, 2016
Expiration date		Mar. 31, 2017
Price at the grant date | R$		R$ 80
Price at the end of the year | R$		R$ 80
Number of shares granted		358,000
Number of shares exercised		(230,000)
Number of shares not exercised by dismissal		(43,000)
Total number of shares in effect		85,000
Series B1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2014	May 30, 2014
First date of exercise	Jun. 01, 2017	Jun. 01, 2017
Expiration date	Nov. 30, 2017	Nov. 30, 2017
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	239,000	239,000
Number of shares exercised	(166,000)	(27,000)
Number of shares not exercised by dismissal	(73,000)	(58,000)
Number of shares expired	0
Total number of shares in effect	0	154,000
Series C1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2014	May 30, 2014
First date of exercise	Jun. 01, 2017	Jun. 01, 2017
Expiration date	Nov. 30, 2017	Nov. 30, 2017
Price at the grant date | R$	R$ 83.22	R$ 83.22
Price at the end of the year | R$	R$ 83.22	R$ 83.22
Number of shares granted	239,000	239,000
Number of shares exercised	(12,000)	(11,000)
Number of shares not exercised by dismissal	(108,000)	(84,000)
Number of shares expired	(119,000)
Total number of shares in effect	0	144,000
Series B2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 29, 2015	May 29, 2015
First date of exercise	Jun. 01, 2018	Jun. 01, 2018
Expiration date	Nov. 30, 2018	Nov. 30, 2018
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	337,000	337,000
Number of shares exercised	(119,000)	(75,000)
Number of shares not exercised by dismissal	(37,000)	(32,000)
Number of shares expired	0
Total number of shares in effect	181,000	230,000
Series C2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 29, 2015	May 29, 2015
First date of exercise	Jun. 01, 2018	Jun. 01, 2018
Expiration date	Nov. 30, 2018	Nov. 30, 2018
Price at the grant date | R$	R$ 77.27	R$ 77.27
Price at the end of the year | R$	R$ 77.27	R$ 77.27
Number of shares granted	337,000	337,000
Number of shares exercised	0	0
Number of shares not exercised by dismissal	(71,000)	(55,000)
Number of shares expired	0
Total number of shares in effect	266,000	282,000
Series B3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2016	May 30, 2016
First date of exercise	May 30, 2019	May 30, 2019
Expiration date	Nov. 30, 2019	Nov. 30, 2019
Price at the grant date | R$	R$ 0.01	R$ 0.01
Price at the end of the year | R$	R$ 0.01	R$ 0.01
Number of shares granted	823,000	823,000
Number of shares exercised	(246,000)	(165,000)
Number of shares not exercised by dismissal	(41,000)	(28,000)
Number of shares expired	0
Total number of shares in effect	536,000	630,000
Series C3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2016	May 30, 2016
First date of exercise	May 30, 2019	May 30, 2019
Expiration date	Nov. 30, 2019	Nov. 30, 2019
Price at the grant date | R$	R$ 37.21	R$ 37.21
Price at the end of the year | R$	R$ 37.21	R$ 37.21
Number of shares granted	823,000	823,000
Number of shares exercised	(130,000)	(10,000)
Number of shares not exercised by dismissal	(42,000)	(28,000)
Number of shares expired	0
Total number of shares in effect	651,000	785,000
Series B4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2017
First date of exercise	May 31, 2020
Expiration date	Nov. 30, 2020
Price at the grant date | R$	R$ 0.01
Price at the end of the year | R$	R$ 0.01
Number of shares granted	537,000
Number of shares exercised	(146,000)
Number of shares not exercised by dismissal	(11,000)
Number of shares expired	0
Total number of shares in effect	380,000
Series C4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 30, 2017
First date of exercise	May 31, 2020
Expiration date	Nov. 30, 2020
Price at the grant date | R$	R$ 56.78
Price at the end of the year | R$	R$ 56.78
Number of shares granted	537,000
Number of shares exercised	(1,000)
Number of shares not exercised by dismissal	(11,000)
Number of shares expired	0
Total number of shares in effect	525,000
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	3,872,000	4,566,000
Number of shares exercised	(820,000)	(1,729,000)
Number of shares not exercised by dismissal	(394,000)	(433,000)
Number of shares expired	(119,000)
Total number of shares in effect	2,539,000	2,394,000